UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  6/30

Date of reporting period:  9/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2013 (Unaudited)

Daily Assets Fund Institutional
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 12.6%
Banco del Estado de Chile:
0.26%, 11/12/2013	50,000,000	50,000,000
0.27%, 11/14/2013	40,000,000	40,000,000
DNB Bank ASA:
0.2%, 11/15/2013	25,000,000	25,000,000
0.23%, 11/20/2013	30,000,000	30,000,000
DZ Bank AG:
0.19%, 10/1/2013	35,000,000	35,000,000
0.25%, 3/17/2014	20,000,000	20,000,000
Industrial & Commercial Bank of China:
0.33%, 10/16/2013	35,000,000	35,000,000
0.33%, 10/17/2013	30,000,000	30,000,000
Mizuho Bank Ltd.:
0.21%, 11/12/2013	25,000,000	25,000,000
0.22%, 10/11/2013	25,000,000	25,000,000
Nordea Bank Finland PLC:
0.25%, 1/6/2014	45,000,000	45,000,000
0.25%, 1/14/2014	25,000,000	25,000,000
Norinchukin Bank:
0.22%, 12/13/2013	50,000,000	50,000,000
0.23%, 10/11/2013	34,000,000	34,000,000
0.23%, 11/12/2013	25,000,000	25,000,000
Rabobank Nederland NV, 0.405%, 1/8/2014	15,000,000	15,005,544
Skandinaviska Enskilda Banken AB, 0.22%, 10/28/2013	50,000,000	49,999,812
Sumitomo Mitsui Banking Corp., 0.22%, 12/6/2013	26,000,000	26,000,000
Yale University, 2.9%, 10/15/2014	9,079,000	9,318,556

Total Certificates of Deposit and Bank Notes (Cost $594,323,912)		594,323,912
Collateralized Mortgage Obligation 0.6%
Resimac MBS Trust, "A1B", Series 2012-1, 0.462% *, 6/7/2014 (Cost $30,000,000)	30,000,000	30,000,000
Commercial Paper 36.9%
Issued at Discount ** 30.4%
Antalis U.S. Funding Corp., 144A, 0.21%, 10/16/2013	38,000,000	37,996,675
ASB Finance Ltd., 0.25%, 12/17/2013	20,000,000	19,989,306
Bank Nederlandse Gemeenten, 0.23%, 1/24/2014	18,000,000	17,986,775
Bedford Row Funding Corp.:
144A, 0.3%, 4/22/2014	25,000,000	24,957,708
144A, 0.39%, 10/21/2013	12,000,000	11,997,400
144A, 0.42%, 1/3/2014	12,000,000	11,986,840
Caisse des Depots et Consignations:
144A, 0.2%, 10/1/2013	20,000,000	20,000,000
144A, 0.21%, 10/17/2013	50,000,000	49,995,333
144A, 0.265%, 10/25/2013	38,000,000	37,993,287
Collateralized Commercial Paper Co., LLC, 0.22%, 12/4/2013	45,000,000	44,982,400
Collateralized Commercial Paper II Co., LLC:
144A, 0.22%, 11/1/2013	20,000,000	19,996,211
144A, 0.22%, 11/8/2013	20,000,000	19,995,356
144A, 0.22%, 1/16/2014	34,000,000	33,977,768
Dexia Credit Local:
0.33%, 12/5/2013	20,000,000	19,988,083
0.35%, 12/2/2013	18,000,000	17,989,150
0.35%, 12/3/2013	50,000,000	49,969,375
DNB Bank ASA:
0.235%, 12/9/2013	25,000,000	24,988,740
0.24%, 3/5/2014	25,000,000	24,974,167
Erste Abwicklungsanstalt:
0.18%, 12/23/2013	15,000,000	14,993,775
0.2%, 10/30/2013	14,000,000	13,997,744
0.4%, 10/11/2013	15,000,000	14,998,333
General Electric Capital Corp., 0.24%, 1/8/2014	28,000,000	27,981,520
Gotham Funding Corp., 144A, 0.16%, 10/17/2013	30,500,000	30,497,831
Hannover Funding Co., LLC:
0.22%, 10/28/2013	42,500,000	42,492,988
0.23%, 10/28/2013	26,000,000	25,995,515
0.23%, 11/13/2013	10,359,000	10,356,154
Kells Funding LLC:
144A, 0.22%, 1/6/2014	17,000,000	16,989,923
144A, 0.23%, 2/19/2014	15,000,000	14,986,488
144A, 0.255%, 12/2/2013	10,000,000	9,995,608
LMA Americas LLC, 144A, 0.18%, 10/1/2013	21,046,000	21,046,000
Macquarie Bank Ltd.:
144A, 0.25%, 11/18/2013	15,000,000	14,995,000
144A, 0.26%, 11/8/2013	40,000,000	39,989,022
MetLife Short Term Funding LLC:
144A, 0.24%, 2/27/2014	38,000,000	37,962,253
144A, 0.25%, 2/3/2014	20,000,000	19,982,639
144A, 0.25%, 2/14/2014	19,500,000	19,481,583
Nordea North America, Inc.:
0.24%, 11/8/2013	25,000,000	24,993,667
0.255%, 1/14/2014	30,000,000	29,977,687
Old Line Funding LLC, 144A, 0.24%, 12/16/2013	25,000,000	24,987,333
Scaldis Capital LLC:
0.185%, 11/12/2013	40,000,000	39,991,367
0.22%, 11/15/2013	38,300,000	38,289,467
Sinopec Century Bright Capital Investment Ltd.:
0.32%, 10/8/2013	2,000,000	1,999,876
0.32%, 10/9/2013	9,338,000	9,337,336
Standard Chartered Bank:
0.24%, 11/18/2013	65,000,000	64,979,200
0.24%, 11/21/2013	50,000,000	49,983,000
0.26%, 2/4/2014	38,500,000	38,464,965
Swedbank AB:
0.225%, 12/4/2013	35,000,000	34,986,000
0.23%, 11/4/2013	45,000,000	44,990,225
0.23%, 11/5/2013	25,000,000	24,994,410
Sydney Capital Corp.:
144A, 0.23%, 12/12/2013	16,000,000	15,992,640
144A, 0.24%, 11/14/2013	17,400,000	17,394,896
Versailles Commercial Paper LLC, 144A, 0.18%, 10/11/2013	41,603,000	41,600,920
Victory Receivables Corp., 144A, 0.18%, 11/12/2013	50,000,000	49,989,500
Working Capital Management Co., 144A, 0.19%, 10/3/2013	15,500,000	15,499,836

		1,434,959,275
Issued at Par * 6.5%
ASB Finance Ltd.:
144A, 0.271%, 6/11/2014	10,000,000	10,000,000
144A, 0.305%, 8/4/2014	25,000,000	24,998,374
Australia & New Zealand Banking Group Ltd., 144A, 0.3%, 12/6/2013	35,000,000	35,000,000
Barton Capital LLC, 144A, 0.199%, 3/27/2014	25,000,000	25,000,000
BNZ International Funding Ltd., 144A, 0.304%, 5/12/2014	20,000,000	20,000,000
Kells Funding LLC:
144A, 0.212%, 2/3/2014	33,500,000	33,500,000
144A, 0.241%, 11/12/2013	20,000,000	20,000,000
144A, 0.279%, 10/21/2013	15,000,000	15,000,007
Nederlandse Waterschapsbank NV, 144A, 0.303%, 8/15/2014	25,000,000	25,000,000
PNC Bank NA, 0.25%, 3/17/2014	25,000,000	25,000,000
Versailles Commercial Paper LLC, 144A, 0.241%, 2/7/2014	50,000,000	50,000,000
Westpac Banking Corp., 144A, 0.3%, 11/29/2013	25,000,000	25,000,000

		308,498,381

Total Commercial Paper (Cost $1,743,457,656)		1,743,457,656
Short-Term Notes * 15.3%
ANZ New Zealand International Ltd., 144A, 1.252%, 12/20/2013	11,725,000	11,750,777
Australia & New Zealand Banking Group Ltd., 144A, 0.326%, 5/12/2014	30,000,000	30,000,000
Bank of Nova Scotia:
0.25%, 1/10/2014	32,250,000	32,250,000
0.26%, 9/3/2014	30,000,000	30,000,000
0.319%, 7/24/2014	45,000,000	45,000,000
Canadian Imperial Bank of Commerce:
0.275%, 3/21/2014	15,000,000	15,000,000
0.28%, 5/16/2014	40,000,000	40,000,000
Commonwealth Bank of Australia, 144A, 0.24%, 6/11/2014	30,000,000	30,000,000
JPMorgan Chase Bank NA, 0.346%, 4/22/2019	30,000,000	30,000,000
Kommunalbanken AS, 144A, 0.15%, 2/26/2014	17,500,000	17,500,000
National Australia Bank Ltd., 144A, 0.966%, 11/8/2013	49,000,000	49,034,935
Rabobank Nederland NV:
0.301%, 5/8/2014	18,000,000	18,000,000
0.304%, 7/23/2014	36,200,000	36,200,000
0.335%, 1/27/2014	38,000,000	38,000,000
0.364%, 11/14/2013	50,000,000	50,000,000
144A, 0.543%, 8/16/2014	26,000,000	26,000,000
Royal Bank of Canada:
0.28%, 6/17/2014	15,000,000	15,000,000
0.3%, 2/28/2014	50,000,000	50,000,000
0.3%, 3/21/2014	25,000,000	25,000,000
Svensk Exportkredit AB, 144A, 0.17%, 6/17/2014	15,000,000	15,000,000
Wells Fargo Bank NA:
0.169%, 11/22/2013	20,000,000	20,000,000
0.231%, 3/7/2014	25,000,000	25,000,000
Westpac Banking Corp.:
0.271%, 5/9/2014	24,000,000	24,000,000
0.3%, 11/15/2013	50,000,000	50,000,000

Total Short-Term Notes (Cost $722,735,712)		722,735,712
Municipal Investments 11.5%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.09% ***, 10/1/2026, LOC: Bank of America NA	4,500,000	4,500,000
BlackRock MuniYield New Jersey Quality Fund, Inc., Series W-7-644, 144A, AMT, 0.27% ***, 7/1/2041, LIQ: Bank of America NA	14,400,000	14,400,000
Blount County, TN, Public Building Authority, Local Government Public Improvement, City of Alcoa, Series E-5-B, 0.08% ***, 6/1/2042, LOC: Branch Banking & Trust	25,020,000	25,020,000
California, State General Obligation:
Series B, 0.06% ***, 5/1/2040, LOC: Barclays Bank PLC	20,640,000	20,640,000
Series A, 144A, 0.06% ***, 5/1/2040, LOC: Royal Bank of Canada	10,350,000	10,350,000
Series A, 144A, 0.06% ***, 5/1/2040, LOC: Royal Bank of Canada	4,400,000	4,400,000
California, State Housing Finance Agency, Multi-Family Housing Revenue, Series C, AMT, 0.07% ***, 2/1/2037, LOC: Fannie Mae, Freddie Mac	3,985,000	3,985,000
Georgia, TECP, 0.16%, 10/1/2013	8,360,000	8,360,000
Illinois, State Finance Authority Revenue, Carle Foundation, Series B, 0.05% ***, 2/15/2033, LOC: Northern Trust Co.	8,625,000	8,625,000
Iowa, Wells Fargo Stage Trust, Series 24C, 144A, 0.08% ***, 6/1/2029, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	15,110,000	15,110,000
Lansing, MI, Wells Fargo State Trust, Series 71C, 144A, 0.08% ***, 7/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	11,960,000	11,960,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 0.07% ***, 1/1/2035, LOC: Union Bank NA	16,750,000	16,750,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series A2, 0.05% ***, 1/1/2037, SPA: Bank of Tokyo-Mitsubishi UFJ	16,700,000	16,700,000
Massachusetts, State Development Finance Agency Revenue, Milton Academy, Series B, 0.18% ***, 3/1/2039, LOC: TD Bank NA	4,620,000	4,620,000
Miami-Dade County, FL, Industrial Development Authority, Badia Spices, Inc., 0.33% ***, 7/1/2032, LOC: Northern Trust Co.	5,105,000	5,105,000
Michigan, RBC Municipal Products, Inc. Trust, Series L-23, 144A, AMT, 0.13% ***, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,950,000	10,950,000
Minnesota, State Office of Higher Education Revenue, Supplemental Student Loan Program, Series B, AMT, 0.08% ***, 12/1/2043, LOC: U.S. Bank NA	12,250,000	12,250,000
Mississippi, State Development Bank Special Obligation, Series B, 0.17% ***, 10/1/2031, LOC: Bank of America NA	13,985,000	13,985,000
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Revenue:
Series 5, AMT, 0.09% ***, 11/1/2046, LOC: Citibank NA	18,770,000	18,770,000
Series 6, 0.13% ***, 11/1/2037, LOC: Citibank NA	17,340,000	17,340,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series 30020-I, 144A, 0.16% ***, 3/15/2040, LIQ: Citibank NA	12,000,000	12,000,000
Northeastern, PA, Hospital & Education Authority Revenue, Commonwealth Medical College Project, 0.07% ***, 9/1/2034, LOC: PNC Bank NA	10,950,000	10,950,000
Nuveen Dividend Advantage Municipal Fund, Series T30016-I, 144A, 0.16% ***, 8/1/2014, LIQ: Citibank NA	50,000,000	50,000,000
Nuveen Investment Quality Municipal Fund, Inc., Series 1-2118, 144A, AMT, 0.17% ***, 5/1/2041, LIQ: Barclays Bank PLC	20,000,000	20,000,000
Rancho, CA, Water District Financing Authority, Series B, 0.06% ***, 8/15/2031, LOC: U.S. Bank NA	9,200,000	9,200,000
Rhode Island, State Student Loan Authority, Student Loan Revenue, Series B, 0.12% ***, 6/1/2052, LOC: State Street Bank & Trust Co.	14,600,000	14,600,000
Shelby County, AL, Board of Education, Capital Outlay Warrants, Series 114C, 144A, 0.19% ***, Mandatory Put 12/19/2013 @ 100, 2/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	10,230,000	10,230,000
Suffolk County, NY, Industrial Development Agency, St. Anthony's High School Civic, 0.06% ***, 12/1/2036, LOC: U.S. Bank NA, Sovereign Bank NA	5,005,000	5,005,000
Texas, General Obligation, Series II-C, 0.11% ***, 6/1/2029, SPA: JPMorgan Chase Bank NA	14,360,000	14,360,000
Texas, State Transportation Revenue, 2.0%, 8/28/2014	60,000,000	60,976,957
University of California, Series Z-1, 0.11% ***, 7/1/2041	29,720,000	29,720,000
University of California, State Revenues, Series AL-1, 0.01%, 5/15/2048 (a)	22,000,000	22,000,000
Virginia, Capital Beltway Funding Corp., Toll Revenue, Series D, 0.04% ***, 12/31/2047, LOC: Bank of Nova Scotia	25,000,000	25,000,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Oakwood Village Apartments, Inc., 0.06% ***, 8/15/2028, LOC: BMO Harris Bank NA	8,110,000	8,110,000
Wyoming, State Student Loan Corp., Revenue, Series A-3, 0.07% ***, 12/1/2043, LOC: Royal Bank of Canada	10,000,000	10,000,000

Total Municipal Investments (Cost $545,971,957)		545,971,957
Government & Agency Obligations 2.7%
U.S. Government Sponsored Agencies 0.8%
Federal Home Loan Bank:
0.014% *, 11/8/2013	5,000,000	4,999,793
0.5%, 12/13/2013	15,000,000	15,009,834
0.875%, 12/27/2013	20,000,000	20,033,295

		40,042,922
U.S. Treasury Obligations 1.9%
U.S. Treasury Notes:
0.5%, 11/15/2013	15,000,000	15,005,624
0.5%, 8/15/2014	50,000,000	50,152,517
4.0%, 2/15/2014	25,000,000	25,357,821

		90,515,962

Total Government & Agency Obligations (Cost $130,558,884)		130,558,884
Time Deposits 13.8%
Bank of Scotland PLC, 0.05%, 10/1/2013	200,000,000	200,000,000
Citibank NA, 0.09%, 10/1/2013	232,000,000	232,000,000
Credit Agricole Corporate & Investment Bank, 0.03%, 10/1/2013	218,895,190	218,895,190

Total Time Deposits (Cost $650,895,190)		650,895,190
Repurchase Agreements 7.0%
Barclays Capital, 0.06%, dated 9/30/2013, to be repurchased at $170,000,283 on 10/1/2013 (b)	170,000,000	170,000,000
BNP Paribas, 0.24%, dated 9/16/2013, to be repurchased at $25,005,000 on 10/16/2013 (c)	25,000,000	25,000,000
BNP Paribas, 0.26%, dated 9/9/2013, to be repurchased at $20,009,244 on 11/12/2013 (d)	20,000,000	20,000,000
JPMorgan Securities, Inc., 0.403%, dated 3/18/2013, to be repurchased at $114,967,844 on 3/18/2014 (e)	114,500,000	114,500,000

Total Repurchase Agreements (Cost $329,500,000)		329,500,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,747,443,311) †	100.4	4,747,443,311
Other Assets and Liabilities, Net	(0.4)	(21,011,124)

Net Assets	100.0	4,726,432,187

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2013.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of September 30, 2013.

†	The cost for federal income tax purposes was $4,747,443,311.
(a)	When-issued security.
(b)	Collateralized by $185,889,500 U.S. Treasury Note, 1.75%, maturing on 5/15/2023 with a value of $173,400,049.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
26,000	Caterpillar, Inc.	3.803	8/15/2042	22,476
3,578,965	DNB Boligkreditt AS	2.1	10/14/2015	3,712,043
9,672	Fairway Loan Funding Co.	0.484	10/17/2018	9,581
9,893,482	Korea Expressway Corp.	4.875	4/7/2014	10,059,692
4,072,023	Korea Gas Corp.	2.25	7/25/2017	4,074,028
714,805	SpareBank 1 Boligkreditt AS	1.25	10/25/2013	719,081
4,097,636	United Technologies Corp.	4.5	4/15/2020	4,616,417
8,000	Wells Fargo & Co.	1.5	1/16/2018	7,917
2,856,465	Wells Fargo Bank NA	4.75	2/9/2015	3,028,765
Total Collateral Value				26,250,000

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
250,000	BHP Billiton Finance (U.S.A.) Ltd.	1.625	2/24/2017	251,292
4,231,099	Coca-Cola Co.	3.3	9/1/2021	4,340,381
127,356	ConocoPhillips	6.5	2/1/2039	162,107
1,705,407	Corp. Andina de Fomento	4.375	6/15/2022	1,722,922
64,689	Fairway Loan Funding Co.	0.484	10/17/2018	64,079
1,171,541	International Business Machines Corp.	0.45	5/6/2016	1,163,680
525,397	KFW	4.0	1/27/2020	585,912
38,795	Macquarie Bank Ltd.	3.45	7/27/2015	39,895
36,354	Medtronic, Inc.	4.45	3/15/2020	39,874
2,082,393	Merck Sharp & Dohme Corp.	5.95	12/1/2028	2,547,429
400,638	Pfizer, Inc.	7.2	3/15/2039	544,804
4,180,581	Philip Morris International, Inc.	4.125	3/4/2043	3,711,558
651,867	Sanofi	1.2	9/30/2014	657,590
3,110,967	SpareBank 1 Boligkreditt AS	1.25	10/25/2013	3,129,577
1,338,210	UBS AG	0.75	3/24/2016	1,330,683
628,629	United Technologies Corp.	4.5	4/15/2020	708,217
Total Collateral Value				21,000,000

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
459,855	Access Group, Inc.	0.862	2/22/2044	402,774
16,920,000	AmeriCredit Automobile Receivables Trust	4.72-6.76	3/8/2018-3/8/2019	18,300,560
6,000,000	Babson CLO Ltd.	0.958	7/15/2018	5,624,751
23,650,000	College Loan Corp Trust	Zero Coupon	3/1/2042	14,844,385
10,100,000	HSBC Home Equity Loan Trust U.S.A.	0.46	3/20/2036	8,707,037
19,739,455	National Collegiate Student Loan Trust	0.309-0.329	7/25/2026-11/25/2028	19,018,427
1,000,000	Nelnet Student Loan Trust	1.679	3/25/2048	903,812
136,097	RAMP Trust	4.97	9/25/2033	141,742
28,842,000	Santander Drive Auto Receivables Trust	2.7-4.38	3/15/2017-8/15/2018	29,710,086
140,000	SLC Private Student Loan Trust	0.694	7/15/2036	115,002
24,845,400	SLM Private Credit Student Loan Trust	0.564-0.654	6/15/2039-12/15/2039	18,356,871
3,000,000	Trimaran CLO IV Ltd.	2.11	12/1/2017	2,956,382
Total Collateral Value				119,081,829

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement
TECP: Tax-Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(f)	$—	$4,417,943,311	$—	$4,417,943,311
Repurchase Agreements	—	329,500,000	—	329,500,000
Total	$—	$4,747,443,311	$—	$4,747,443,311

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund Institutional, a series of DWS Money Market Trust

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2013